NOTES PAYABLE - BANKS	6 Months Ended
Jun. 30, 2017
Notes Payable - Banks
NOTES PAYABLE - BANKS
NOTE 4 – NOTES PAYABLE – BANKS

United States

The Company was a party to a credit facility with a commercial lender, which provided it with up to $6,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

On July 2016, the Company amended the credit facility to increase the maximum borrowing capacity to $8,500. The amendment also revised the existing fixed charge coverage ratio financial covenant. The credit facility expires on June 24, 2018. As of December 31, 2016, the company was in compliance with all required debt covenants.

On December 2017, the commercial lender agreed to reduce the $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder to $700.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.375%) plus 4.25% per annum (5.625% as of June 30, 2017).

The company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of June 30, 2017 and December 31, 2016, the Company had approximately $6,217 and $6,301 respectively, outstanding under line of credit arrangements. As of June 30, 2017 and December 31, 2016, the Company had $531, and $833, respectively, in unused borrowing capacity under the line of credit facility.

Europe

In January 2016, the Company replaced it’s line of credit arrangement with the same commercial bank, to provide it with up to €10,000 ($11,398 as of June 30, 2017) in borrowings until further notice. Borrowings under the line of credit bear interest at one month EURIBOR plus 3.75% with a minimum of 3.5% per annum (3.5% as of June 30, 2017).

In December 2016, the Company and the same commercial bank agreed under the same terms and conditions to raise the existing line of credit to €12,000 ($13,676 as of June 30, 2017).

The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. As of June 30, 2017 the Company had €8,633 ($9,840 as of June 30, 2017) in outstanding borrowings under the line of credit arrangement.

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,850 as of June 30, 2017) is provided to the Company by the same commercial bank. As of June 30, 2017 the Company had €2,448 ($2,790 as of June 30, 2017) of outstanding guarantees under the guarantee facility.

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.